Commitments and Contingencies - Performance Bonds (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Other Commitments [Line Items]
Restricted cash	$ 2,115	$ 7,269
Performance Guarantee
Other Commitments [Line Items]
Performance bonds	$ 1,900
Performance Guarantee | Eneti, Inc. And Former Owner Of Seajacks
Other Commitments [Line Items]
Performance bonds		$ 14,000